Condensed Consolidated Statements of Comprehensive Income Comprehensive Income Parenthetical (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ (4.2)	$ 6.5